CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Revenues from services	$ 20,762.8	[1]	$ 20,250.5	[1]	$ 20,678.0	[1]
Cost of services	17,274.6		16,883.8		17,236.0
Gross profit	3,488.2		3,366.7		3,442.0
Selling and administrative expenses	2,768.3		2,854.8		3,030.3
Operating profit	719.9		511.9	[2]	411.7
Interest and other expenses	38.3		36.4		43.3
Earnings before income taxes	681.6		475.5		368.4
Provision for income taxes	254.0		187.5		170.8
Net earnings	$ 427.6		$ 288.0		$ 197.6
Net earnings per share - basic (in dollars per share)	$ 5.38		$ 3.69		$ 2.49
Net earnings per share - diluted (in dollars per share)	$ 5.30		$ 3.62	[3]	$ 2.47
Weighted average shares - basic (in shares)	79.5		78.0		79.5
Weighted average shares - diluted (in shares)	80.7		79.6		80.1

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2014 2013 2012 United States $3,190.6 $3,080.8 $3,132.0 France 5,378.6 5,313.6 5,448.3 Italy 1,183.4 1,093.0 1,061.6 United Kingdom 2,168.6 1,884.5 1,898.1 Total Foreign 17,572.2 17,169.7 17,546.0
[2]	Included restructuring costs of $34.8, $20.0, $8.1 and $26.5 recorded in the first, second, third and fourth quarters, respectively.
[3]	Included in the results are restructuring costs per diluted share of ($0.32), ($0.18), ($0.08) and ($0.24) for the first, second, third and fourth quarters, respectively.